Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	31 December	31 December	1 January
US$ thousand	2023	2022	2022
Bank balances	32,372	42	955
	32,372	42	955